Schedule of goodwill, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Goodwill Net
Acquisition	$ 491	$ 664
Goodwill impairment	(491)	(664)
Total goodwill net